Share based compensation, Share Option Awards Outstanding (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 shares $ / shares		Jun. 30, 2025 shares $ / shares		Dec. 31, 2024 shares $ / shares
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares			$ 3.95
Granted (in dollars per share) | $ / shares			2.42
Forfeited (in dollars per share) | $ / shares			11.92
Exercised (in dollars per share) | $ / shares			0.03
Outstanding at end of period (in dollars per share) | $ / shares	$ 3.44	[1]	$ 3.44	[1]	$ 3.95
Number of awards [Abstract]
Outstanding at beginning of period (in shares) | shares			1,869,547
Granted (in shares) | shares	565,200		637,000
Forfeited (in shares) | shares			(34,634)
Exercised (in shares) | shares			(1,250)
Outstanding at end of period (in shares) | shares	2,470,663	[1]	2,470,663	[1]	1,869,547
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years			6 years 3 months 29 days	[1]	6 years 6 months 21 days
Granted weighted average remaining life in years			7 years 25 days
Forfeited weighted average remaining life in years			5 years 2 months 1 day
Exercised weighted average remaining life in years			4 years 9 months 29 days
Number of option exercisable (in shares) | shares	287,464		287,464
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 10.68		$ 10.32

[1]	287,464 of the awards outstanding as of June 30, 2025, were exercisable.